Share-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-Based Compensation
17. SHARE-BASED COMPENSATION
(a) Restricted shares
In
October 2016
, the Founders entered into an arrangement with other investors of the Company, and the
87,441
ordinary shares issued to the Founders in
June 2016
were canceled and out of the remaining
3,932,113
ordinary shares held by the Founders,
70
% became restricted and subject to service vesting conditions, that will
vest
20
%,
20
% and
30
% over the next three years, respectively. There shall be no acceleration of the vesting schedule except that, in case of a change of control of the Company or a Qualified Public Offering, or the termination of the Founder’s employment with the Group without cause.
Deferred share-based compensation was measured for the restricted shares using the estimated fair value of the Company’s ordinary shares of US$0.77 at the date of imposition of the restriction in October 2016, and was amortized to the consolidated statements of comprehensive loss by using graded vesting method over the vesting term of 3 years. As of December 31, 2019, all the restricted shares were fully vested.
Share-based compensation expenses related to restricted shares were included in:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	470	—	—	—
Administrative expenses	1,096	—	—	—

	1,566	—	—	—

(b) 2017 Employee Stock Option Plan (“2017 Plan”)
In October 2017, the Company adopted the 2017 Plan. Under the 2017 Plan, a maximum aggregate number of 13,376,865 shares that may be issued pursuant to all awards granted was approved. Stock options granted to an employee under the 2017 Plan will be exercisable upon the Company completes a listing and the employee renders service to the Company in accordance with a stipulated service schedule starting from the employee’s date of employment. Employees are generally subject to a three-year service schedule, under which an employee earns an entitlement to vest in 50% of the option grants on the second anniversary of the grant date, a vesting of the remaining 50% on the third anniversary of the applicable grant date. The stock option under 2017 Plan, to the extent then vested, shall become exercisable only upon the earlier of (i) a listing, and (ii) occurrence of a change in control.

(b) 2017 Employee Stock Option Plan (“2017 Plan”) (continued)

On December 25, 2019, the Second Amended and Restated 2017 Plan was approved by the shareholders and board of directors of the Company, pursuant to which, in connection with the Company’s IPO, the maximum aggregate number of shares that may be granted pursuant to all awards under 2017 Plan shall be adjusted in accordance with a formula pre-approved
by the shareholders. In connection with above amendments to 2017 Plan, each of the Company’s founders, namely Zheru Zhang, Lili Qian, Zhengyi Wang and Lei Fang, is willing to irrevocably surrender by him or her, for no consideration, a portion of the unvested options granted to him or her, which, if vested, would entitle him or her to acquire up to 130,000 ordinary shares of the Company, par value US$0.0001 per share, at an exercise price of US$1.0, respectively, under the Second Amended and Restated 2017 Plan (in respect of each individual, the “Founder’s Surrendered Options”). On December 25, 2019, the board of directors of the Company approved that the Company accepts all Founder’s Surrendered Options from each of the founders, Zheru Zhang, Lili Qian, Zhengyi Wang and Lei Fang, for no consideration, with effect immediately prior to the completion of the IPO and such surrendered options be cancelled with effect immediately prior to the completion of the IPO.
Prior to the Company completes a listing, all stock options granted to an employee shall be forfeited at the time the employee terminates his employment with the Group. After the Company completes a listing, vested options not exercised by an employee shall be exercised until later of: (i) 90 days after the date when the options become exercisable, or (ii) 30 days after the date of cessation of employment or directorship, or such longer period as the Board of Directors may otherwise determine.
For the year ended December 31, 2019, the Group granted 640,000 stock options to its employees (all with an exercise price of US$1
)
. The Group did not grant any stock options to employees for the years ended December 31, 2020 and 2021. 6,790,924 and 2,569,017 stock options were exercisable as of December 31, 2020 and 2021, respectively.
The following table sets forth the stock options activities of 2017 Plan for the periods presented:

	Number of shares	Weighted average exercise price US$	Weighted average remaining contractual term	Aggregate intrinsic value US$
Outstanding as of December 31, 2018	13,005,596	0.95	8.61	70,129

Granted	640,000	1.00	—	—
Forfeited	(397,500)	1.00	—	—
Repurchased (Note 17(d))	(3,435,215)	1.00	—	—

Outstanding as of December 31 ,2019	9,812,881	0.93	7.76	47,671
Forfeited	(338,876)	1.00	—	—
Exercised	(1,439,373)	0.72	—	—
Surrendered (Note 17(h))	(332,566)	1.00	—	—

Outstanding as of December 31 ,2020	7,702,066	0.97	6.75	150,415
Exercised	(5,122,549)	0.96	—	—
Forfeited	(10,500)	1.00	—	—

Outstanding as of December 31 ,2021	2,569,017	1.00	5.79	50,361

Exercisable as of December 31, 2021	2,569,017	1.00	5.79	50,361

(b) 2017 Employee Stock Option Plan (“2017 Plan”) (continued)

Stock options granted to the employees were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

Year ended December 31,
2019
Expected volatility	54.64%
Risk-free interest rate (per annum)	2.15%
Exercise multiple	2.80
Expected dividend yield	—
Time to maturity (in years)	10
The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Group’s options. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term of the Group’s options in effect at the option valuation date. The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price when employees would decide to voluntarily exercise their vested options. As the Group did not have sufficient information of past employee exercise history, it was estimated by referencing to a widely-accepted academic research publication. Expected dividend yield is zero as the Group has never declared or paid any cash dividends on its shares, and the Group does not anticipate any dividend payments in the foreseeable future. Time to maturity equals to the contract life of the option.
A summary of
non-vested
stock option activities for the year ended December 31, 2021 is presented below:

	Number of shares	Weighted average Grant date fair value US$
Non-vested at December 31, 2020	911,142	4.96
Vested	(900,642)	4.96
Forfeited	(10,500)	5.65

Non-vested at December 31, 2021	—	—

Since the exercisability was dependent upon the listing, and it was not probable that this performance condition could be achieved until a listing, no share-based compensation expense relating to the 2017 Plan was recorded prior to the Company’s IPO in 2020.
(b) 2017 Employee Stock Option Plan (“2017 Plan”) (continued)

On January 17, 2020, the Group completed its IPO. After achieving this performance condition, the options continue to vest based only on service period completed according to the graded vesting schedule. The Group has begun recognizing share-based compensation expense for the options granted using the graded vesting method with a cumulative catch-up
for the service period completed to date during the year ended December 31, 2020 and recognized RMB52,802, RMB69,214 and RMB4,277 share-based compensation expenses in administrative expenses, research and development expenses and equity in loss of an affiliate, respectively relating to options vested cumulatively. According to the amendments to 2017 Plan, the maximum aggregate number of shares which may be granted pursuant to all awards under 2017 Plan was changed to 9,609,084. Each of the Group’s founders, namely Zheru Zhang, Lili Qian, Zhengyi Wang and Lei Fang surrendered 83,142 unvested stock options that were granted to him or her under 2017 Plan before, totall ing
332,566 unvested options, for no consideration, and these stock options were cancelled immediately.
Share-based compensation expenses related to the stock options of 2017 Plan are included in:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	—	69,214	(225)	(35)
Administrative expenses	—	52,802	2,835	445
Equity in loss of affiliates	—	4,277	516	81

	—	126,293	3,126	491

(c) 2018 Employee Stock Option Plan (“2018 Plan”)
On February 22, 2019, the Group adopted the 2018 Plan, which was subsequently amended on July 22, 2019.Under the amended and restated 2018 Plan, the maximum aggregate number of ordinary shares which may be issued pursuant to all awards is 14,005,745, and if the Group successfully lists on an internationally recognized securities exchange for a Qualified Public Offering by December 31, 2019, the maximum aggregate number of ordinary shares which may be issued shall be 15,452,620.
On December 25, 2019, the Second Amended and Restated 2018 Plan were approved by the shareholders and board of directors of the Company, pursuant to which, in connection with the Company’s IPO, the maximum aggregate number of shares that may be granted pursuant to all awards under 2018 Plan shall be adjusted in accordance with a formula pre-approved
by the shareholders. In connection with above amendments to 2018 Plan, the director of the Company, Dr. Jingwu Zhang Zang is willing to irrevocably surrender by him, for no consideration, of the right to acquire a certain amount of ordinary shares of the Company, par value US$0.0001 per share, at an exercise price of US$1.0 pursuant to the options granted to him under the Second Amended and Restated 2018 Plan (the “Dr. Zang’s Surrendered Options”). On December 25, 2019, the board of directors of the Company approved that the Company accepts the irrevocable surrender of Dr. Zang’s Surrendered Options for no consideration, with effect immediately prior to the completion of the IPO and such surrendered options be cancelled with effect immediately prior to the completion of the IPO.
(c) 2018 Employee Stock Option Plan (“2018 Plan”) (continued)

Stock options granted to an employee under the 2018 Plan will be generally exercisable when the Company completes a listing and the employee renders service to the Company in accordance with a stipulated service schedule starting from the employee’s date of employment. The vesting schedule shall generally be a two-year
vesting schedule consisting of a cliff vesting 50% on the first anniversary of the applicable vesting commencement date, and a vesting of the remaining 50% on the second anniversary of the applicable vesting commencement date. If a listing occurs at anytime prior to any option granted under the 2018 Plan becoming full vested, and to the extent such option has been granted and outstanding, any such option shall vest in full with immediate effect upon the listing. Except as otherwise approved by the board of directors, vested portion of option shall become exercisable upon the earlier of six months after a listing or the occurrence of a change in control; provided, however that in each case, no option of an employee shall become exercisable until the third anniversary of such employee’s employment commencement date.
Pursuant to the Board of Director’s approval of 2018 Plan on February 22, 2019, the 10,893,028 stock options granted to a director of the Group under 2018 Plan were fully vested and exercisable upon the adoption of 2018 Plan. Out of aforementioned total 10,893,028 stock options, 454,940 stock options were repurchased by the Group (see Note 17 (d) for further details).
The amounts of shared-based compensation expense in relation to the aforementioned grant of stock options to a director of the Group (except for those repurchased by the Group as described in Note 17 (d)) recognized in the year ended December 31, 2019 was RMB365,329 included in administrative expenses.
The following table sets forth the stock options activities of 2018 Plan for the periods presented:

	Number of shares		Weighted average exercise price US$	Weighted average remaining contractual term	Aggregate intrinsic value US$
Outstanding as of January 1, 2019	—		—	—	—
Granted	13,991,528		1.00	—	—
Repurchased (Note 17 (d))	(454,940)		1.00	—	—

Outstanding as of December 31, 2019	13,536,588		1.00	8.86	64,840
Exercised Surrendered (Note 17 (h))	(402,000 (2,544,917	) )	1.00 1.00	— —	— —

Outstanding as of December 31, 2020	10,589,671		1.00	8.15	206,499
Exercised	(3,036,435)		1.00	—	—

Outstanding as of December 31, 2021	7,553,236		1.00	7.15	148,076

Exercisable as of December 31, 2021	7,553,236		1.00	7.15	148,076

(c) 2018 Employee Stock Option Plan (“2018 Plan”) (continued)

Stock options granted to certain directors and employees of the Group were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

Year ended December 31, 2019
Expected volatility	54.64%-56.31%
Risk-free interest rate (per annum)	2.15%-2.75%
Exercise multiple	2.80
Expected dividend yield	—
Time to maturity (in years)	10
The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Group’s options. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term of the Group’s options in effect at the option valuation date. The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price when employees would decide to voluntarily exercise their vested options. As the Group did not have sufficient information of past employee exercise history, it was estimated by referencing to a widely-accepted academic research publication. Expected dividend yield is zero as the Group has never declared or paid any cash dividends on its shares, and the Group does not anticipate any dividend payments in the foreseeable future. Time to maturity equals to the contract life of the option.
A summary of
non-vested
stock option activities for the year ended December 31, 2021 is presented below:

	Number of shares	Weighted average grant-date fair value US$
Non-vested at December 31, 2020	825,000	5.57
Vested	(825,000)	5.57

Non-vested at December 31, 2021	—	—

(c) 2018 Employee Stock Option Plan (“2018 Plan”) (continued)

Except for the aforementioned grant of stock options to a director of the Group under 2018 Plan, since the exercisability is dependent upon the listing, and it is not probable that this performance condition can be achieved until a listing, no share-based compensation expense related to the 2018 Plan was recorded for the year ended December 31, 2019.
On January 17, 2020, the Group completed its IPO. After achieving this performance condition, the options continue to vest based only on service period completed according to the graded vesting schedule. The Group has begun recognizing share-based compensation expense for the options granted using the graded vesting method with a cumulative catch-up
for the service period completed to date during the year ended December 31, 2020 and recognized RMB48,055, RMB65,656 and RMB226 share-based compensation expense in administrative expenses and research, development expenses and equity in loss of an affiliate, respectively relating to options vested cumulatively. According to the amendments to 2018 Plan, the maximum aggregate number of shares which may be granted pursuant to all awards under 2018 Plan was changed to 11,005,888. The director of the Company, Dr. Jingwu Zhang Zang surrendered 2,544,917 unvested options that were granted to him under 2018 Plan, for no consideration, and these stock options were cancelled immediately.
Share-based compensation expenses related to the stock optio ns of 2018 Plan are
included in:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	—	65,656	55	9
Administrative expenses	365,329	48,055	4,478	703
Equity in loss of affiliates	—	226	257	40

	365,329	113,937	4,790	752

(d) Repurchase of share awards held by a director
On February 22, 2019, the amendment and restated 2017 equity incentive plan was approved by the Board of Directors of the Group, pursuant to which only the 3,435,215 stock options held by the director (see Note 17(c)) under the 2017 equity incentive plan became fully vested and exercisable on February 22, 2019. As a result of the performance condition being waived, the stock options held by the director of the Group were accounted for as a Type III modification where a condition that the Group expects will not be satisfied is changed to a condition that the Group expects will be satisfied.
Additionally, on the same day, the Group repurchased such 3,435,215 stock options under the amendment and restated 2017 equity incentive plan that was held by the director of the Group along with 454,940 of his stock options under the 2018 equity incentive plan for which the share awards also became fully vested and exercisable, at a total consideration of US$21,902 (equivalent to approximately RMB148,308) at an average share price of US$5.63 per share.
For the year ended December 31, 2019, the Group recorded the total payment of US$21,902 (equivalent to approximately RMB148,308) as share-based compensation costs (included in administrative expenses) in the consolidated statement of comprehensive loss. There was no impact to the overall stockholder’s equity balance as the amended shares vested immediately and were repurchased.
(e) 2019 Share Incentive Plan (“2019 Plan”)
On October 29, 2019, the Group adopted 2019 Share Incentive Plan (the “2019 Plan”), which will become effective immediately prior to the completion of the Company’s initial public offering. Under the 2019 Plan, the maximum aggregate number of ordinary shares available for issuance shall initially be 100,000.
The options shall vest when the Group completes a listing and the employee renders service to the Group in accordance with a stipulated service schedule starting from the employee’s date of employment. Stock options granted to 3 independen
t
directors under the 2019 Plan will be generally exercisable under the following terms:(a) a cliff vesting of 1/3 of the option on the first anniversary of the vesting commencement date (January 17, 2020); (b) a cliff vesting of 1/3 of the option on the second anniversary of the vesting commencement date (January 17, 2020); (c) a vesting of the remaining 1/3 of the option on the third anniversary of the vesting commencement date. In the last year of the grantee’s service, the options shall vest on a prorated basis to reflect the portion of the year during which the grantee provided services to the Group.
For the year ended December 31, 2020, the Group granted 72,000 stock options to 3 independent directors (all with an exercise price of US$6.09) and recognized RMB1,171 share-based compensation expenses in administrative expenses according to the options’ vesting schedule. No options were exercisable as of December 31, 2020 and 24,000 options were exercisable as of December 31, 2021.
(e) 2019 Share Incentive Plan (“2019 Plan”) (continued)

The following table sets forth the stock options activities of 2019 Plan for periods presented:

	Number of shares	Weighted average exercise price US$	Weighted average remaining contractual term	Aggregate intrinsic value US$
Outstanding as of December 31, 2019	—	—	—	—
Granted	72,000	6.09	—	—

Outstanding as of December 31, 2020	72,000	6.09	9.33	1,038
Granted	—	—	—	—
Outstanding as of December 31, 2021	72,000	6.09	8.05	1,045

Exercisable as of December 31, 2021	24,000	6.09	8.05	348

A summary of
non-vested
stock options activity for the year ended December 31, 2021 is presented below:

	Number of shares	Weighted average grant-date fair value US$
Non-vested at December 31, 2020	72,000	4.50
Vested	(24,000)	4.50

Non-vested at December 31, 2021	48,000	4.50

Stock options granted to the 3 independent directors were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

Year Ended December 31,
2020
Expected volatility	54.88%
Risk-free interest rate (per annum)	0.79%
Exercise multiple	2.80
Expected dividend yield	—
Time to maturity (in years)	10
The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Group’s options. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term of the Group’s options in effect at the option valuation date. The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price when employees would decide to voluntarily exercise their vested options. As the Group did not have sufficient information of past employee exercise history, it was estimated by referencing to a widely-accepted academic research publication. Expected dividend yield is zero as the Group has never declared or paid any cash dividends on its shares, and the Group does not anticipate any dividend payments in the foreseeable future. Time to maturity equals to the contract life of the option.
(e) 2019 Share Incentive Plan (“2019 Plan”) (Continued)

Share-based compensation expenses related to the stock options of 2019 Plan are included in:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	—	—	—	—
Administrative expenses	—	1,171	707	111
Equity in loss of affiliates	—	—	—	—

	—	1,171	707	111

(f) 2020 Plan
On July 15, 2020, the Group adopted 2020 Plan. Under the 2020 Plan, the maximum aggregate number of shares authorized to be issued is 10,760,513 ordinary shares, provided that the maximum number of shares to be issued in the form of restricted share units shall not exceed 7,686,081 ordinary shares.
Stock options granted to employees under the 2020 Plan are graded vesting in four years with 25% vesting each year.
For the year ended December 31, 2020 and 2021, the Group granted 1,068,733 and 133,913 stock options to its employees, respectively. No option became exercisable as of December 31, 2020.
The following table sets forth the stock options activities of 2020 Plan for the periods presented:

	Number of shares	Weighted average exercise price US$	Weighted average remaining contractual term	Aggregate intrinsic value US$
Outstanding as of December 31, 2019	—	—	—	—
Granted	1,068,733	5.91	—	—
Forfeited	(24,365)	5.91	—	—

Outstanding as of December 31, 2020	1,044,368	5.91	9.62	15,237
Granted	133,913	18.85	—	—
Exercised	(68,859)	5.91	—	—
Expired	(154)	5.91	—	—
Forfeited	(111,495)	6.23	—	—

Outstanding as of December 31, 2021	997,773	7.61	8.68	12,967

Exercisable as of December 31, 2021	192,340	5.91	8.53	2,826

A summary of
non-vested
stock option activities for the year ended December 31, 2021 is presented below:

	Number of shares	Weighted average grant-date fair value US$
Non-vested at December 31, 2020	1,044,368	8.71
Granted	133,913	13.33
Vested	(261,353)	9.03
Forfeited	(111,495)	8.65

Non-vested at December 31, 2021	805,433	9.44

Stock options granted to the employees were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

Year Ended December 31,
2020
Expected volatility	56.51%
Risk-free interest rate (per annum)	0.86%
Exercise multiple	2.20-2.80
Expected dividend yield	—
Time to maturity (in years)	10
The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Group’s options. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term of the Group’s options in effect at the option valuation date. The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price when employees would decide to voluntarily exercise their vested options. As the Group did not have sufficient information of past employee exercise history, it was estimated by referencing to a widely-accepted academic research publication. Expected dividend yield is zero as the Group has never declared or paid any cash dividends on its shares, and the Group does not anticipate any dividend payments in the foreseeable future. Time to maturity equals to the contract life of the option.
Share-based compensation expenses related to the stock options of 2020 Plan are included in:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	—	10,435	14,915	2,340
Administrative expenses	—	4,357	8,702	1,366
Equity in loss of affiliates	—	1,619	3,262	512

	—	16,411	26,879	4,218

Restricted share units granted to employees under the 2020 Plan will be exercisable under the following items:
(a) 1/3 of the awarded restricted share units shall vest based on the following time attribution:(i) a vesting of 25% of the time attribution based restricted share units on the first anniversary of the applicable adoption date;(ii) a vesting of 25% of the time attribution based restricted share units on the second anniversary of the applicable adoption date;(iii) a vesting of 25% of the time attribution based restricted share units on the third anniversary of the applicable adoption date;(iv) a vesting of 25% of the time attribution based restricted share units on the fourth anniversary of the applicable adoption date.
(b) 1/3 of the awarded restricted share units shall vest based on the Group’s weighted average market value during the last 30 days prior to the initial vesting date, the terms and conditions of which are set forth in the executed award agreements. In the event that dilution of additional share issuance occurs, the market value targets herein shall be adjusted accordingly with the proportion of additional share issuance. In the event that the average market value of Standard & Poor’s 500 index falls by more than 20% from the date of grant, it shall be deemed as a decline of the market, and the board of the Group or a committee that board delegated its powers or authority to shall adjust the vesting schedule as appropriate.
(c) 1/3 of the awarded restricted share units shall vest based on certain performance conditions:(i) a vesting of 20% of the performance conditions based restricted share units if one of the performance conditions has been met at the initial vesting date;(ii) a vesting of 40% of the performance conditions based restricted share units if two of the performance conditions have been met at the initial vesting date;(iii) a vesting of 60% of the performance conditions based restricted share units if three of the performance conditions have been met at the initial vesting date;(iv) a vesting of 80% of the performance conditions based restricted share units if four of the performance conditions have been met at the initial vesting date; (v) a vesting of all of the performance conditions based restricted share units if five of the performance conditions or more have been met at the initial vesting date. As of December 31, 2020, it is probable that the 1/3 of the awarded restricted share units are fully vested because it is probable that at least five of the performance conditions will be met at the initial vesting date.
Notwithstanding the foregoing, if the Group’s weighted average market value during the last 30 days prior to the initial vesting date reaches US$2 billion or above, and to the extent such restricted share units have been granted and outstanding, any such restricted share unit (except for those are based on time attribution) shall vest in full with immediate effect, inure to the benefit of the related grantees.
For the year ended December 31, 2020 and 2021, the Group granted 4,093,079 and 1,649,045 restricted share units to employees, respectively. No restricted share units became exercisable as of December 31, 2020.

The following table sets forth the restricted share units of 2020 Plan for the periods presented:

	Number of restricted share units	Weighted average exercise price US$	Weighted average remaining contractual term	Aggregate intrinsic value US$
Outstanding as of December 31, 2019	—	—	—	—
Granted	4,093,079	—	—	—
Forfeited	(13,461)	—	—	—

Outstanding as of December 31, 2020	4,079,618	—	9.70	83,632
Granted	1,649,045	—	—	—
Vested	(4,048,000)	—	—	—
Forfeited	(198,872)	—	—	—

Outstanding as of December 31, 2021	1,481,791	—	8.95	30,531

A summary of
non-vested
restricted share units activities for the year ended December 31, 2021 is presented below:

	Number of restricted share units	Weighted average grant-date fair value US$
Non-vested at December 31, 2020	4,079,618	14.00
Granted	1,649,045	25.60
Vested	(4,048,000)	17.15
Forfeited	(198,872)	14.63

Non-vested at December 31, 2021	1,481,791	17.80

Share-based compensation expenses related to the aforementioned restricted share units of 2020 Plan are included in:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	—	71,945	118,368	18,575
Administrative expenses	—	76,663	227,392	35,681
Equity in loss of affiliates	—	7,500	8,512	1,336

	—	156,108	354,272	55,592

Apart from the aforementioned restricted share units, up to 1,446,875 shares can be issued in the form of restricted share unit to eligible grantees that the board of the Group or a committee that board delegated its powers or authority determined appropriate with immediate effect of being fully vested, which are defined as special awards and are subject to terms and conditions under 2018 Plan.
For the year ended December 31, 2020, the Group granted 1,328,120 such restricted share units to employees. As of December 31, 2020, 565,200 restricted share units were vested, among which 558,220 restricted share units were vested but not issued as ordinary shares as the employees will not be entitled to the rights of ordinary shares from the Group until they have the consideration for the transaction settled.
The following table sets forth the restricted share units subject to terms and conditions under 2018 Plan for the periods presented:

	Number of restricted share units	Weighted average exercise price US$	Weighted average remaining contractual term	Aggregate intrinsic value US$
Outstanding as of December 31, 2019	—	—	—	—
Granted	1,328,120	1.00	—	—
Vested	(565,200)	1.00	—	—

Outstanding as of December 31, 2020	762,920	1.00	9.65	14,877

Vested	(762,920)	1.00	—	—

Outstanding as of December 31, 2021	—	—	—	—

A summary of
non-vested
restricted share units activities for the year ended December 31, 2021 is presented below:

	Number of restricted share units	Weighted average grant-date fair value US$
Non-vested at December 31, 2020	762,920	12.89
Vested	(762,920)	12.89

Non-vested at December 31, 2021	—	—

Share-based compensation expenses related to these restricted share units are included in:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	—	67,181	4,156	652
Administrative expenses	—	25,985	54,011	8,476
Equity in loss of affiliates	—	19,085	720	113

	—	112,251	58,887	9,241

(g) 2021 Share Incentive Plan (“2021 Plan”)
On May 28, 2021, the Group adopted 2021 Plan. Under the 2021 Plan, the maximum aggregate number of shares authorized to be issued is 12,023,618 ordinary shares, provided that the maximum number of shares to be issued in the form of restricted share units shall not exceed 6,011,809 ordinary shares.
Stock options granted to employees under the 2021 Plan are graded vesting in four years with 25% vesting each year.
The following table sets forth the stock options activities of 2021 Plan for the year ended December 31, 2021:

	Number of shares	Weighted average exercise price US$	Weighted average remaining contractual term	Aggregate intrinsic value US$
Outstanding as of December 31, 2020	—	—	—	—
Granted	2,698,245	26.43	—	—
Forfeited	(253,805)	26.39	—	—

Outstanding as of December 31, 2021	2,444,440	26.44	9.57	—

Exercisable as of December 31, 2021	—	—	—	—

A summary of
non-vested
stock option activities for the year ended December 31, 2021 is presented below:

	Number of shares	Weighted average grant-date fair value US$
Non-vested at December 31, 2020	—	—
Granted	2,698,245	14.17
Forfeited	(253,805)	14.66

Non-vested at December 31, 2021	2,444,440	14.12

Stock options granted to the employees were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

Year Ended December 31,
2021
Expected volatility	51.77%-54.37%
Risk-free interest rate (per annum)	1.44%-1.68%
Exercise multiple	2.2-2.80
Expected dividend yield	—
Time to maturity (in years)	10
The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Group’s options. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term of the Group’s options in effect at the option valuation date. The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price when employees would decide to voluntarily exercise their vested options. As the Group did not have sufficient information of past employee exercise history, it was estimated by referencing to a widely-accepted academic research publication. Expected dividend yield is zero as the Group has never declared or paid any cash dividends on its shares, and the Group does not anticipate any dividend payments in the foreseeable future.
Time to maturity equals to the contract life of the option.
Share-based compensation expenses related to the stock options of 2021 Plan are included in:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	—	—	20,430	3,206
Administrative expenses	—	—	35,226	5,528

	—	—	55,656	8,734

Restricted share units granted to employees under the 2021 Plan will be exercisable under the following items:
(a) 1/3 of the awarded restricted share units shall vest based on the following time attribution:(i) a vesting of 25% of the time attribution based restricted share units on the first anniversary of the applicable adoption date;(ii) a vesting of 25% of the time attribution based restricted share units on the second anniversary of the applicable adoption date;(iii) a vesting of 25% of the time attribution based restricted share units on the third anniversary of the applicable adoption date;(iv) a vesting of 25% of the time attribution based restricted share units on the fourth anniversary of the applicable adoption date.
(b) 1/3 of the awarded restricted share units shall vest based on the Group’s weighted average share price during any consecutive 90 days within one year after the adoption date of 2021 Plan (the “Share Price Based Awards”):
i. a vesting of 75% of the Share Price Based Awards on the first anniversary of the adoption date of 2021 Plan, if the Group’s weighted average share price reaches the first share price level as approved by the Board;
ii. a vesting of 100% of the Share Price Based Awards on the first anniversary of the adoption date of 2021 Plan, if the Group’s weighted average share price reaches the second share price level as approved by the Board;
In the event that any share issuance in connection with any share split, share dividend, reclassification or other similar event occurs, the target share price herein shall be adjusted accordingly with the proportion of additional share issuance. In the event that the average market value of NASDAQ Biotechnology Index falls by more than 20% from the adoption date of the 2021 Plan, it shall be deemed as a decline of the market, and the Group shall adjust the vesting schedule as appropriate.
(c) 1/3 of the awarded restricted share units shall vest based on the performance conditions as approved by the Board (the “Performance Conditions Based Awards”):
i. a vesting of 75% of the Performance Conditions Based Awards if more than nine (including nine) but less than twelve of the fifteen performance conditions have been met on or before the first anniversary of the adoption date;
ii. a vesting of all of Performance Conditions Based Awards if more than twelve (including twelve) of the fifteen performance conditions have been met on or before the first anniversary of the adoption date;
As of December 31, 2021, it is probable that the 1/3 of the awarded restricted share units are fully vested because it is probable that the Group’s weighted average share price can reach the second share price level as approved by the Board during any consecutive 90 days within one year after the adoption date of 2021 Plan, and more than twelve of the fifteen performance conditions will be met on or before the first anniversary of the adoption date.

The following table sets forth the restricted share units of 2021 Plan for the period presented:

	Number of restricted share units	Weighted average exercise price US$	Weighted average remaining contractual term	Aggregate intrinsic value US$
Outstanding as of December 31, 2020	—	—	—	—
Granted	1,827,166	—	—	—
Forfeited	(170,913)	—	—	—

Outstanding as of December 31, 2021	1,656,253	—	9.57	34,126

A summary of
non-vested
restricted share units activities for year ended December 31, 2021 is presented below:

	Number of restricted share units	Weighted average grant-date fair value US$
Non-vested at December 31, 2020	—	—
Granted	1,827,166	26.44
Forfeited	(170,913)	26.38

Non-vested at December 31, 2021	1,656,253	26.45

Share-based compensation expenses related to the restricted share units of 2021 Plan are included in:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	—	—	44,227	6,940
Administrative expenses	—	—	73,332	11,507

	—	—	117,559	18,447

(h) Establishment of Biomaster Trust
Biomaster Trust was established under the trust deed dated October 23, 2019, between the Company and TMF Trust (HK) Limited, or TMF Trust, as the trustee of the Biomaster Trust. Through the Biomaster Trust, the Company’s ordinary shares and other rights and interests under awards granted pursuant to 2017 Plan and 2018 Plan may be provided to certain recipients of equity awards. Upon satisfaction of vesting conditions, TMF Trust will exercise the equity awards and transfer the relevant ordinary shares and other rights and interests under the equity awards to the relevant grant recipients with the consent of the advisory committee of Biomaster Trust. TMF Trust shall not exercise the voting rights attached to such ordinary shares unless otherwise directed by the advisory committee, whose members shall be appointed by
I-Mab.
The Company has the power to direct the relevant activities of Biomaster Trust and it has the ability to use its power over the Biomaster Trust to affect its exposure to returns. Therefore, the assets and liabilities of the Biomaster Trust are included in the Group’s consolidated balance sheets.
(i) Surrender of stock options
On January 17, 2020, the Group completed its IPO. According to the amendments to 2017 Plan, the maximum aggregate number of shares which may be granted pursuant to all awards under 2017 Plan was changed to 9,609,084. Each of the Company’s founders, namely Zheru Zhang, Lili Qian, Zhengyi Wang and Lei Fang surrendered 83,142 unvested stock options that were granted to him or her under 2017 Plan before, totally 332,566 unvested options, for no consideration, and these stock options were cancelled immediately. According to the amendments to 2018 Plan, the maximum aggregate number of shares which may be granted pursuant to all awards under 2018 Plan was changed to 11,005,888. The director of the Company, Dr. Jingwu Zhang Zang surrendered 2,544,917 unvested options that were granted to him under 2018 Plan, for no consideration, and these stock options were cancelled immediately. Upon the completion of the Company’s IPO in January 2020, the Group has recorded RMB91,051 share-based compensation expense related to these surrendered options.
The stock options surrendered by the founders should be accounted for as capital contribution. As the founders did not get the title of the stock options to be surrendered and the number of stock options would not be determined until listing, the capital contribution was not accounted for during the year ended December 31, 2019. For the year ended December 31, 2020, the Group has reclassified RMB91,051 from additional paid-in
capital – share-based compensation to additional
paid-in
capital – capital contribution relating to the stock options surrendered in the consolidated statement of comprehensive income.
Share-Based Compensation Expense
The allocation of share-based compensation expense was as follows:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	470	284,431	201,926	31,687
Administrative expenses	514,733	209,033	406,683	63,817
Equity in loss of an affiliate	—	32,707	13,267	2,082

	515,203	526,171	621,876	97,586